Long-term Debt (Details)	Dec. 21, 2018 USD ($)	Dec. 21, 2018 CAD ($)	Dec. 12, 2017 USD ($)	Dec. 12, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Jun. 29, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)	Sep. 30, 2017 CAD ($)
Disclosure of detailed information about borrowings
Funded debt						$ 1,549,000,000				$ 1,307,000,000
Current portion of long-term debt						55,000,000				59,000,000
Long-term debt						1,821,000,000				1,517,000,000
Accounts receivable and inventory pledged as collateral						752,000,000				748,000,000
Property, plant and equipment pledged as collateral						223,000,000				237,000,000
Greenpac Holding LLC
Disclosure of detailed information about borrowings
Current portion of long-term debt												$ 15,000,000
Long-term debt												$ 238,000,000
Total long-term debt
Disclosure of detailed information about borrowings
Borrowings						1,876,000,000				1,576,000,000
Revolving credit facility
Disclosure of detailed information about borrowings
Notional amount						$ 4,000,000				5,000,000
Line of credit maximum borrowing capacity								$ 750,000,000
Revolving credit facility | Weighted average
Disclosure of detailed information about borrowings
Borrowings, interest rate					4.53%	4.53%	4.53%
Revolving credit facility 2
Disclosure of detailed information about borrowings
Notional amount					$ 60,000,000				$ 151,000,000
Revolving credit facility 3
Disclosure of detailed information about borrowings
Notional amount | €							€ 0				€ 0
5.50% Unsecured senior notes of $250 million
Disclosure of detailed information about borrowings
Borrowings, interest rate					5.50%	5.50%	5.50%
Notional amount						$ 250,000,000				250,000,000
5.50% Unsecured senior notes of US$400 million
Disclosure of detailed information about borrowings
Borrowings, interest rate			5.50%		5.50%	5.50%	5.50%
Notional amount					$ 400,000,000				400,000,000
Debt repurchased			$ 150,000,000
Repayments of non-current borrowings			156,000,000	$ 201,000,000
Payment of debt premium			$ 6,000,000	8,000,000
5.75% Unsecured senior notes of US$200 million
Disclosure of detailed information about borrowings
Borrowings, interest rate			5.75%		5.75%	5.75%	5.75%
Notional amount					$ 200,000,000				200,000,000
Debt repurchased			$ 50,000,000
Repayments of non-current borrowings			52,000,000	67,000,000
Payment of debt premium			$ 2,000,000	3,000,000
Debt written off during period				$ 3,000,000
Term loan
Disclosure of detailed information about borrowings
Funded debt	$ 175,000,000
Other debts of subsidiaries
Disclosure of detailed information about borrowings
Current portion of long-term debt						$ 15,000,000				14,000,000
Other debts without recourse to the Corporation
Disclosure of detailed information about borrowings
Current portion of long-term debt						$ 40,000,000				45,000,000
Four Point Six One Percent Term loan [Member] [Member]
Disclosure of detailed information about borrowings
Fees paid on new term loan emission	$ 1,000,000	$ 1,000,000
Borrowings, interest rate					4.61%	4.61%	4.61%
Notional amount					$ 239,000,000				$ 0
Gross carrying amount
Disclosure of detailed information about borrowings
Borrowings						$ 1,886,000,000				1,586,000,000
Gross carrying amount | Revolving credit facility
Disclosure of detailed information about borrowings
Borrowings						86,000,000				195,000,000
Gross carrying amount | 5.50% Unsecured senior notes of $250 million
Disclosure of detailed information about borrowings
Borrowings						250,000,000				250,000,000
Gross carrying amount | 5.50% Unsecured senior notes of US$400 million
Disclosure of detailed information about borrowings
Borrowings						545,000,000				503,000,000
Gross carrying amount | 5.75% Unsecured senior notes of US$200 million
Disclosure of detailed information about borrowings
Borrowings						273,000,000				252,000,000
Gross carrying amount | Term loan
Disclosure of detailed information about borrowings
Borrowings						239,000,000				0
Gross carrying amount | Other debts of subsidiaries
Disclosure of detailed information about borrowings
Borrowings						129,000,000				66,000,000
Gross carrying amount | Other debts without recourse to the Corporation
Disclosure of detailed information about borrowings
Borrowings						364,000,000				320,000,000
Less: Unamortized financing costs
Disclosure of detailed information about borrowings
Borrowings						$ 10,000,000				$ 10,000,000